Income taxes (Tables)	12 Months Ended
Apr. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$

Loss before tax	(2,359,844)	(5,137,064)	(3,934,994)
Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	1.4%	4.7%	4.7%
Income not subject to tax	-	-	-
Singapore Statutory stepped income exemption (Deductions under Section 14)	-	-	-
Valuation allowance	15.6%	12.3%	12.3%
Effective tax rate	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Net operating loss carried forward	6,537,161	10,094,281	7,732,219
Deferred tax assets, gross	1,111,317	1,716,028	1,314,477
Valuation allowance	(1,111,317)	(1,716,028)	(1,314,477)
Deferred tax assets, net of valuation allowance	-	-	-